Inventories, net (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventories
Inventory, Gross	¥ 77,900		¥ 60,925
Inventory valuation allowance	(2,299)		(1,992)
Inventories, net	75,601	$ 11,863	58,933
Products
Inventories
Inventory, Gross	77,422		60,455
Packing materials and others
Inventories
Inventory, Gross	¥ 478		¥ 470